INVESTMENTS (Tables)	3 Months Ended
Mar. 31, 2025
Schedule Of Investments
SCHEDULE OF INVESTMENTS
Balance at December 31, 2024	$14,286
Change in fair value	7,173
Balance at March 31, 2025	$21,459

SCHEDULE OF FAIR VALUE OF INVESTMENT	Fair value of investments is comprised of:
Public company shares	$21,459
Balance at March 31, 2025	$21,459